(LOSS) PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Net loss attributable to owners of the Company	$ (39,373)	$ (7,485)	$ (50,450)	$ (10,163)
Weighted average number of shares - Basic	20,897	17,039	18,804	15,719
Weighted average number of shares - Diluted	20,897	17,039	18,804	15,719
Basic (loss) per share	$ (1.88)	$ (0.44)	$ (2.68)	$ (0.65)
Diluted (loss) per share	$ (1.88)	$ (0.44)	$ (2.68)	$ (0.65)